Convertible Preferred Stock Warrants - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 18, 2014
Class of Warrant or Right [Line Items]
Debt instrument, percentage of share price	75.00%
Amount of unpaid principal percentage	25.00%
Warrants expiration period	10 years
Change in fair value of warrants recorded as other (income) expense	$ 4,578,232	$ 105,320
Gain on fair value of preferred stock warrant liability	967,234
Convertible preferred stock warrants, Number of shares underlying warrant		1,464,877	1,220,719
Issuance Date January 2009 [Member]
Class of Warrant or Right [Line Items]
Warrants convert into common stock, exercise price		$ 21.60
Convertible preferred stock warrants, Number of shares underlying warrant		42,444	2,911
2010 and 2012 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants, Number of shares underlying warrant		1,422,433	1,217,808
2010 and 2012 Convertible Promissory Notes [Member] | IPO [Member] | Issuance Date January 2009 [Member]
Class of Warrant or Right [Line Items]
Warrants convert into common stock, exercise price	$ 21.60
Convertible preferred stock warrants, Number of shares underlying warrant	9,259
2010 and 2012 Convertible Promissory Notes [Member] | IPO [Member] | Shares of common stock [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income) expense	$ (244,151)
Debt conversion, warrants issued	523,867
Warrants convert into common stock, exercise price	$ 4.87
Series C Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Debt instrument, conversion price per share	$ 16.20